Note 9 - Statutory Net Income and Surplus (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Statutory Accounting Practices Disclosure [Table Text Block]
Statutory Capital and Surplus as of
December 31	December 31
2016	2015

$2,812,254	$2,935,205
Statutory Net Loss for the years ended December 31,
2016	2015

$(868,744)	$(863,069)